MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION - Merger of Cablevision, Assets acquired and liabilities assumed and purchase price allocation impact (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Impact of the purchase price allocation recognized in the consolidated results
Depreciation, amortization and impairment of fixed assets	$ 61,289	$ 54,014	$ 15,082
Operating loss	15,795	32,701	22,013
Income before income tax (expense) benefit	10,282	4,150	23,653
Income tax benefit	14,170	(4,366)	8,486
Net (loss) income for the year	(3,888)	8,516	15,167
Controlling Company	(4,396)	8,145	14,969
Non-controlling interest	$ 508	371	$ 198
Cablevision Holding S.A. | Telecom Argentina
ASSETS
Cash and cash equivalents				$ 6,430
Trade receivables				18,481
Other current assets				15,451
Total current assets				40,362
Deferred income tax assets				5
Investments				6,041
Goodwill				135,488
Property, plant and equipment				142,511
Intangible assets				91,270
Other Non-current assets				978
Total non-current assets				376,293
TOTAL ASSETS				416,655
LIABILITIES
Total current liabilities				49,951
Deferred income tax liabilities				38,023
Other non-current liabilities				26,555
Total non-current liabilities				64,578
TOTAL LIABILITIES				114,529
Capital nominal value - Outstanding shares				954
Capital nominal value - Treasury shares				15
Inflation adjustment				61,612
Treasury shares acquisition cost				(2,761)
Contributed Surplus				195,901
Legal reserve				2,798
Special reserve for IFRS implementation				1,337
Voluntary reserve for capital investments				5,077
Reserve for future dividend payments				34,481
Retained earnings				(300)
Equity Attributable to Telecom Argentina				299,114
Noncontrolling interest				3,012
TOTAL EQUITY				302,126
TOTAL LIABILITIES AND EQUITY				$ 416,655
Cablevision Holding S.A. | Telecom Argentina | Impact of Purchase Price Allocation in Income Statement
Impact of the purchase price allocation recognized in the consolidated results
Revenues		(46)
Operating costs without depreciation and amortization		(288)
Depreciation, amortization and impairment of fixed assets		(17,559)
Operating loss		(17,893)
Financial results, net		54
Income before income tax (expense) benefit		(17,839)
Income tax benefit		5,352
Net (loss) income for the year		(12,487)
Controlling Company		(12,375)
Non-controlling interest		$ (112)